Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	[1]	$ 75,700,000	$ 1,690,284	$ 48,621,139	$ 126,011,423
UNITED STATES | United States Department of the Treasury [Member]
Total	[1]	$ 75,700,000		4,749,133	80,449,133
UNITED STATES | United States Department of Labor [Member]
Total	[1]		$ 1,690,284		1,690,284
UNITED STATES | Office of Surface Mining Reclamation and Enforcement [Member]
Total	[1]			1,983,409	1,983,409
UNITED STATES | Pension Benefit Guarantee Corporation [Member]
Total	[1]			6,910,772	6,910,772
UNITED STATES | Internal Revenue Service [Member]
Total	[1]			34,865,698	34,865,698
SWITZERLAND | Casa Cantonale AVS [Member]
Total	[1]			$ 112,127	$ 112,127

[1]	Payments to U.S. federal government entities were made in U.S. dollars. Payments to foreign governmental entities were made in local currency (Swiss Franc) and translated to U.S. dollars based on the exchange rate at the time of payment.